December 1, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:         Mr. Keith O'Connell
              Document Control - EDGAR

Re:           AXP Progressive Series, Inc.
                   AXP Progressive Fund
              File No. 2-30059/811-1714

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 73 (Amendment). This Amendment was filed electronically on November 25, 2003.

If you have any questions, please contact me at (612) 671-7981 or Heidi Brommer at (612) 671-2403.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation